SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Cash Account Trust
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI®International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Equity Sector Strategy Fund
DWS ESG Core Equity Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government Money Market Series
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Completion Fund I
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
Investors Cash Trust
DWS Treasury Portfolio
Deutsche DWS Variable Series I:
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI®International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS CROCI® U.S. VIP
DWS Global Income Builder VIP
DWS Government Money Market VIP
DWS High Income VIP
DWS International Growth VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

SECTION I
The following information replaces similar existing disclosure under the “Financial Intermediary Support Payments” section in Part II of each fund’s/portfolio’s Statement of Additional Information:
Financial Intermediary Support Payments. The Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (financial representatives) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of investors and fund shares (revenue sharing).
The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to financial representatives in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any recordkeeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or the Advisor to certain financial representatives for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the prospectuses or the SAI as payable to all financial representatives. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial representatives for providing each fund with “shelf space” or access to a third party platform (including the costs associated with establishing and maintaining the fund on such platform) or fund offering list, or other marketing programs including, without limitation, inclusion of each fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the
January 22, 2025
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Distributor access to the financial representative’s sales force; granting the Distributor access to the financial representative’s conferences and meetings; assistance in training and educating the financial representative’s personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor’s and/or its affiliates’ payment or reimbursement of ticket charges that would otherwise be assessed by a financial representative on an investor’s fund transactions. The level of revenue sharing payments made to financial representatives may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial representative, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial representatives or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial representatives based on, for example, the nature of the services provided by the financial representative.
The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares, or the retention and/or servicing of investors, to financial representatives in amounts that generally range from 0.01% up to 0.52% of assets of a fund serviced and maintained by the financial representative, 0.05% to 0.25% of sales of a fund attributable to the financial representative, a flat fee of up to $95,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial representative’s recommendation of a fund or of any particular share class of a fund. You should review your financial representative’s compensation disclosure and/or talk to your financial representative to obtain more information on how this compensation may have influenced your financial representative’s recommendation of a fund.
Other Payments to Financial Intermediaries. In addition to the above-described payments, the Distributor may, using its legitimate profits, pay fees to a financial intermediary who sells shares of the funds for other products or services offered through the financial intermediary that are unrelated to the sale or distribution of the funds’ shares, but which may be helpful to the Distributor in carrying out its distribution responsibilities. Such products or services may include access to various kinds of analytical data. Such payments may be in the form of licensing fees.
The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial representatives under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial representatives to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the Platform). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial representative on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial representative on the Platform.
As of the date hereof, each fund has been advised that the Advisor, the Distributor and their affiliates expect that the firms listed in Part II —Appendix II-E will receive revenue sharing payments at different points during the coming year as described above.
The following information replaces similar existing disclosure in “APPENDIX II-E - FIRMS WITH WHICH DWS HAS REVENUE SHARING ARRANGEMENTS” in Part II of each fund’s/portfolio’s Statement of Additional Information:
The list of financial representatives below is as of September 30, 2024. Any additions, modifications or deletions to the list of financial representatives identified below that have occurred since September 30, 2024 are not reflected. You can ask your financial representative if it receives revenue sharing payments from the Advisor, the Distributor and/or their affiliates.
Channel: Broker-Dealers and Financial Representatives; Retirement
January 22, 2025
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Osaic, Inc.
- American Portfolios
- Arbor Point Advisors
- Osaic Financial Services
- Osaic Financial Advisors
- Osaic Institutions, Inc.
- Osaic Wealth, Inc.
Ameriprise
Cetera Financial Group
- Cetera Advisor Networks LLC
- Cetera Advisors LLC
- Cetera Investment Services LLC
- Cetera Financial Specialist LLC
- First Allied Securities, Inc.
Citigroup Global Markets, Inc.
Deutsche Bank Group
Great West
Avantax Investment Services, Inc.
John Hancock Distributors LLC
LPL Financial LLC
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management
Northwestern Mutual Investment Services, LLC
Raymond James & Associates
Raymond James Financial Services
RBC Capital Markets
UBS Financial Services
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Channel: Cash Product Platform
Allegheny Investments LTD
Bank of America/Merrill Lynch
BMO Capital Markets
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co. Inc.
Chicago Mercantile Exchange
Church Greg Adams Sec. Corp.
Deutsche Bank Group
Fiduciary Trust Co. – International
First Southwest Company
FIS Brokerage & Securities Services LLC
Goldman Sachs & Co.
Institutional Cash Distributors, LLC
J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
Lincoln Investment Planning
LPL Financial
My Treasury
Pershing Choice Platform
January 22, 2025
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Raymond James & Associates
SAMCO Capital Markets
State Street Bank & Trust Company
State Street Global Markets
The Bank of New York Mellon
Treasury Brokerage LLC
Union Bank
US Bancorp
Ultimus Fund Solutions LLC
Weston Securities Corp.
William Blair & Company
Channel: Third Party Insurance Platforms
Allstate Life Insurance Company
Allstate Life Insurance Company of New York
American Maturity Life Insurance Company
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
CM Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
ICMG Registered Variable Life
Integrity Life Insurance Company
John Hancock Life Insurance Co. – Manulife Insurance Co.
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Financial Distributors
Lincoln Financial Group
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
MetLife Group
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Life Insurance Company & Its Affiliates
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
RiverSource Life Insurance Company
Security Benefit Life Insurance Company
January 22, 2025
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Sun Life Insurance Company
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company
Zurich American Life Insurance Company of New York

SECTION II
Effective January 1, 2025, the following information replaces similar disclosure in the “PART I: APPENDIX I-B – BOARD COMMITTEES AND MEETINGS” section of the Statement of Additional Information for each fund.
Information Concerning Committees and Meetings of the Board
The Board oversees the operations of the DWS funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met six times during the most recently completed calendar year.
Board Leadership Structure
A fund’s Board is responsible for the general oversight of a fund’s affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund’s investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund’s auditors, independent counsel and other experts, as appropriate, selected by and responsible to the Board.
Independent Board Members are not considered “interested persons” (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund’s investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund’s Independent Board Members meet regularly as a group in executive session without representatives of the Advisor present. An Independent Board Member currently serves as chairman of the Board.
Taking into account the number, diversity and complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the DWS funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board, as appropriate. Each committee may utilize the resources of counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consist exclusively of Independent Board Members.
The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of a fund’s affairs. While risk management is the primary responsibility of the Advisor, the Board regularly receives reports regarding investment risks and compliance risks. The Board’s committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the DWS funds and to discuss with the Advisor how it monitors and controls such risks.
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Board Committees. The Board has established the following standing committees: Audit Committee, Nominating and Governance Committee, Operations Committee and Dividend Committee.
Name of Committee	Number of Meetings in Last Calendar Year	Functions	Current Members
AUDIT COMMITTEE	5
Assists the Board in fulfilling its responsibility
for oversight of (1) the integrity of the financial
statements, (2) a fund’s accounting and finan-
cial reporting policies and procedures, (3) a
fund’s compliance with legal and regulatory
requirements related to accounting and finan-
cial reporting, (4) valuation of fund assets and
securities and (5) the qualifications, indepen-
dence and performance of the independent
registered public accounting firm for a fund.
Oversees a fund’s valuation designee, who is
responsible for valuing the fund’s securities
and other assets. The Audit Committee also
approves and recommends to the Board the
appointment, retention or termination of the
independent registered public accounting firm
for a fund, reviews the scope of audit and
internal controls, considers and reports to the
Board on matters relating to a fund’s
accounting and financial reporting practices,
and performs such other tasks as the full Board
deems necessary or appropriate.
			Catherine Schrand (Chair), Jennifer S. Conrad (Vice Chair) and Keith R. Fox
January 22, 2025
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Name of Committee	Number of Meetings in Last Calendar Year	Functions	Current Members
NOMINATING AND GOVERNANCE COMMITTEE	5
Recommends individuals for membership on
the Board, nominates officers, Board and
committee chairs, vice chairs and committee
members, and oversees the operations of the
Board. The Nominating and Governance
Committee has not established specific,
minimum qualifications that must be met by an
individual to be considered by the Nominating
and Governance Committee for nomination as
a Board Member. The Nominating and Gover-
nance Committee may take into account a
wide variety of factors in considering Board
Member candidates, including, but not limited
to: (i) availability and commitment of a candi-
date to attend meetings and perform his or her
responsibilities to the Board, (ii) relevant
industry and related experience, (iii) educa-
tional background, (iv) financial expertise, (v) an
assessment of the candidate's ability, judg-
ment and expertise, and (vi) the current
composition of the Board. The Committee
generally believes that the Board benefits from
diversity of background, experience and views
among its members, and considers this as a
factor in evaluating the composition of the
Board, but has not adopted any specific policy
in this regard. The Nominating and Governance
Committee reviews recommendations by
shareholders for candidates for Board positions
on the same basis as candidates recom-
mended by other sources. Shareholders may
recommend candidates for Board positions by
forwarding their correspondence by US mail or
courier service to Keith R. Fox, DWS Funds
Board Chair, c/o Thomas R. Hiller, Ropes &
Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600.
			Rebecca W. Rimel (Chair), Chad D. Perry (Vice Chair) and Keith R. Fox
OPERATIONS COMMITTEE	5
Reviews the administrative operations and
general compliance matters of the funds.
Reviews administrative matters related to the
operations of the funds, policies and proce-
dures relating to portfolio transactions, custody
arrangements, fidelity bond and insurance
arrangements and such other tasks as the full
Board deems necessary or appropriate.
			Chad D. Perry (Chair), Mary Schmid Daugherty (Vice Chair), and Rebecca W. Rimel
DIVIDEND COMMITTEE	0
Authorizes dividends and other distributions for
those funds that are organized as Maryland
corporations or as series of a Maryland corpo-
ration. The Committee meets on an as-needed
basis. The Committee applies only to the
following corporations: Deutsche DWS Global/
International Fund, Inc. and Deutsche DWS
International Fund, Inc.
			Keith R. Fox, Catherine Schrand, Jennifer S. Conrad (Alternate), Mary Schmid Daugherty (Alternate), Chad D. Perry (Alternate) and Rebecca W. Rimel (Alternate)
Ad Hoc Committees. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.
January 22, 2025
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Effective January 1, 2025, the following information replaces similar disclosure in the “PART II: APPENDIX II-A – BOARD MEMBERS AND OFFICERS” section of the Statement of Additional Information for each fund.
Identification and Background
The following table presents certain information regarding the Board Members of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member that is not an “interested person” (as defined in the 1940 Act) of the Trust/Corporation or the Advisor (each, an “Independent Board Member”) is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members
Name, Year of Birth, Posi- tion with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private invest- ment funds) (1986-2023); Former Chairman, National Association of Small Business Investment Companies; Former Director- ships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	67	-
Jennifer S. Conrad (1959) Board Member since 2024	Dalton McMichael, Sr., Distinguished Professor of Finance, Kenan-Flagler Business School, University of North Carolina at Chapel Hill	67	-
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member since 2023(3)	Senior Fellow in Applied Finance, Depart- ment of Finance, Opus College of Business at the University of St. Thomas (1987- present); Directorships: The Meritex Company (2017-present); and The Hardenbergh Foundation (2021-present); Former Directorships: Driessen Water, Inc. (2016-2023); Mairs & Power Funds Trust (mutual funds) (2010-2022); and Crescent Electric Supply Company (2010-2019)	67	-
January 22, 2025
SAISTKR24-35

Name, Year of Birth, Posi- tion with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Chad Perry (1951) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust(2) (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.(2) (2011-2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.(2) (2006- 2011); Senior Corporate Counsel, EMC Corporation (2005-2006); Associate, Ropes & Gray LLP (1997-2005)	67	Director, Great Elm Capital Corp. (business development company) (since 2022)
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since
July 2023); Formerly: Executive Vice Presi-
dent, The Glenmede Trust Company
(investment trust and wealth management)
(1983-2004); Board Member, Investor Educa-
tion (charitable organization) (2004-2005);
Former Directorships: Trustee, Executive
Committee, Philadelphia Chamber of
Commerce (2001-2007); Director, Viasys
Health Care(2) (January 2007-June 2007);
Trustee, Thomas Jefferson Foundation (chari-
table organization) (1994-2012); President,
Chief Executive Officer and Director (1994-
2020) and Senior Advisor (2020-2021), The
Pew Charitable Trusts (charitable organiza-
tion); Director, BioTelemetry Inc.(2) (acquired
by Royal Philips in 2021) (healthcare) (2009-
2021); Director, Becton Dickinson and
Company(2) (medical technology company)
(2012-2022)
		67	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016- present) and Professor of Accounting (1994- present), The Wharton School, University of Pennsylvania; and Member of the Financial Economists Roundtable (2014-present), Member of its Steering Committee (2022- present) and Member of Executive Committee (2024-present). Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016-2019)	67	-
January 22, 2025
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Officers(4)
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(5)	Business Experience and Directorships During the Past 5 Years
Hepsen Uzcan(6) (1974) President and Chief Executive Officer, 2017-present
Managing Director, DWS; CEO of the Americas (since 2024), DWS; Head of
Americas CEO Office, DWS (2023-present), Head of Fund Administration, Head of
Product Americas and Head of U.S. Mutual Funds, DWS (2017-present); Vice President,
DWS Service Company (2018-present); President and Chief Executive Officer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017-present); Vice President, DWS Investment Management
Americas, Inc. (2023-present); formerly: Vice President for the Deutsche funds (2016-
2017); Assistant Secretary for the DWS funds (2013-2019); Secretary, DWS USA
Corporation (2018-2023); Assistant Secretary, DWS Investment Management
Americas, Inc. (2018-2023); Assistant Secretary, DWS Trust Company (2018-2023);
Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and
The Central and Eastern Europe Fund, Inc. (2013-2020); Assistant Secretary, DWS
Distributors, Inc. (2018-2023); Directorships: Director of DWS Service Company (2018-
present); Director of Episcopalian Charities of New York (2018-present); Interested
Director of The European Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020-present); Director of ICI Mutual Insurance
Company (2020-present); Director of DWS USA Corporation (2023-present); Director of
DWS Investment Management Americas, Inc. (2023-present); and Manager of DBX
Advisors LLC. (2023-present)

John Millette(7) (1962) Vice President and Secretary, 1999-present
Director, DWS; Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS
Investment Management Americas, Inc. (2015-present); Director and Vice President,
DWS Trust Company (2016-present); Secretary, DBX ETF Trust (2020-present); Vice
President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-
present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015-
2017); and Assistant Secretary, DBX ETF Trust (2019-2020)

Ciara Crawford(6) (1984) Assistant Secretary, 2019 - present
Assistant Vice President, DWS; Fund Administration (Specialist), DWS (2015-present);
Secretary, DWS Service Company (2024-present); Assistant Secretary of U.S. Mutual
Funds, DWS (2019-present); Secretary, DWS USA Corporation (2024-present); Secre-
tary, DBX Advisors, LLC (2024-present); Secretary, DWS Investment Management
Americas, Inc. (2024-present); Clerk, DWS Trust Company (2024-present); Secretary,
DWS Distributors, Inc. (2024-present); formerly, Assistant Secretary DWS Service
Company (2018-2024); Assistant Secretary, DWS USA Corporation (2023-2024); Assis-
tant Secretary, DBX Advisors, LLC (2023-2024); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023-2024); Assistant Clerk, DWS Trust Company (2023-
2024); Assistant Secretary, DWS Distributors, Inc. (2023-2024); Legal Assistant at
Accelerated Tax Solutions

Diane Kenneally(7) (1966) Chief Financial Officer and Trea- surer, 2018 – present
Director, DWS; Fund Administration Treasurer’s Office (Head since 2024), DWS; Trea-
surer, Chief Financial Officer and Controller, DBX ETF Trust (2019-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant
Treasurer for the DWS funds (2007-2018); and Co-Head of DWS Treasurer’s Office
(2018-2024)

Yvonne Wong(7) (1960) Assis- tant Treasurer, since December 1, 2023	Vice President, DWS; Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan(7) (1966) Assistant Treasurer, 2017- present
Director, DWS; Fund Administration Treasurer’s Office, Head of Accounting and Vendor
Oversight (since 2024), DWS; Director and Vice President, DWS Trust Company (2018-
present); Assistant Treasurer, DBX ETF Trust (2019-present); Assistant Treasurer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2018-present). Formerly: Co-Head of DWS Treasurer’s Office (2018-
2024)

Scott D. Hogan(7) (1970) Chief Compliance Officer, 2016-present
Director, DWS; Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief
Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and
The Central and Eastern Europe Fund, Inc. (2016-present)

January 22, 2025
SAISTKR24-35

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(5)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(7) (1962) Chief Legal Officer, 2010- present
Managing Director, DWS; Legal (Regional Head of Legal, Americas), DWS (since 2024);
Assistant Secretary, DBX ETF Trust (2020-present); Chief Legal Officer, DBX Advisors
LLC (2019-present); Chief Legal Officer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present);
formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); Secretary, Deutsche
AM Service Company (2010-2017); Chief Legal Officer, DBX Strategic Advisors LLC
(2020-2021); and Legal (Senior Team Lead), DWS (2020-2024)

Christian Rijs(6) (1980) Anti-Money Laundering Compliance Officer, 2021- present
Director, DWS; Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML
Officer, DWS Trust Company (2021-present); AML Officer, DBX ETF Trust (2021-
present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc.
and The Central and Eastern Europe Fund, Inc. (2021-present); AML Officer, DWS
Distributor, Inc. (2021-present); formerly: DWS UK & Ireland Head of Anti-Financial
Crime and MLRO

Rich Kircher(7) (1962) Deputy Anti-Money Laundering Compliance Officer, since September 20, 2024
Director, DWS; Senior Team Lead Anti-Financial Crime and Compliance, of DWS Invest-
ment Management Americas, Inc.; Deputy AML Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since
July 26, 2024); Deputy AML Officer, DBX ETF Trust (since August 13, 2024); Deputy
AML Officer, DWS Distributors, Inc. (since November 13, 2024); formerly: BSA & Sanc-
tions Compliance Officer for Putnam Investments

(1)
The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
(2)
A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
(3)
From August 15, 2023 through November 20, 2024, Ms. Daugherty oversaw 20 funds in the DWS Fund Complex as a Board Member of various Trusts; and was an Advisory Board Member of various Trusts/Corporations comprised of 46 funds in the DWS Fund Complex. As of November 21, 2024, Ms. Daugherty became a Board Member for all funds in the DWS Fund Complex.
(4)
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
(5)
The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
(6)
Address: 875 Third Avenue, New York, New York 10022.
(7)
Address: 100 Summer Street, Boston, MA 02110.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
Officer’s Role with Principal Underwriter: DWS Distributors, Inc.
Ciara Crawford:	Secretary
Christian Rijs:	Anti-Money Laundering Compliance Officer
Rich Kircher:	Deputy Anti-Money Laundering Compliance Officer
Board Member Qualifications
The Nominating and Governance Committee is responsible for recommending proposed nominees for election to the full Board for its approval. In recommending the election of the current Board Members, the Committee generally considered the educational, business and professional experience of each Board Member in determining his or her qualifications to serve as a Board Member, including the Board Member's record of service as a director or trustee of public and private organizations. In the case of most Board Members, this included their many years of previous service as a trustee of certain of the DWS funds. This previous service has provided these Board Members with a valuable understanding of the history of the DWS funds and the DIMA organization and has also served to demonstrate their high level of diligence and commitment to the interests of fund shareholders and their ability to work effectively and collegially with other members of the Board. The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Board Members:
Jennifer S. Conrad — Ms. Conrad’s experience as a finance professor with expertise on a range of topics including corporate finance, investments and derivatives.
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Mary Schmid Daugherty — Ms. Daugherty’s experience as a professor of finance and business consultant, and her experience as a corporate director of numerous organizations, including experience as a mutual fund director.
Keith R. Fox — Mr. Fox's experience as the chairman and a director of various private operating companies and investment partnerships and his experience as a director and audit committee member of several public companies. In addition, he holds the Chartered Financial Analyst designation.
Chad D. Perry — Mr. Perry’s professional training and experience as an attorney, his experience as general counsel of a public company and his prior experience in the financial services industry.
Rebecca W. Rimel — Ms. Rimel's experience on a broad range of public policy issues acquired during her service as the executive director of a major public charity and her experience as a director of several public companies.
Catherine Schrand — Ms. Schrand’s experience as a professor of accounting at a leading business school and her expertise as an author and editor on the subject of accounting and economics.
Please Retain This Supplement for Future Reference
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